HUNTINGTON STRATEGY SHARES

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

HUNTINGTON ECOLOGICAL STRATEGY ETF

SUPPLEMENT DATED MAY 8, 2015, TO THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2014

EFFECTIVE AS OF APRIL 17, 2015, PLEASE REPLACE THE FIRST SENTENCE OF THE SUB-SECTION TITLED “BOARD OF TRUSTEES” IN THE SECTION TITLED “MANAGEMENT” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGE 34 WITH THE FOLLOWING:

BOARD OF TRUSTEES

Oversight of Management and Operations; Risk Management

The Board is responsible for overseeing the management and operations of the Trust. The Board consists of one Interested Trustee and three Independent Trustees. The Chairperson of the Trust, Thomas J. Westerfield, is an Independent Trustee.

EFFECTIVE AS OF APRIL 17, 2015, PLEASE REPLACE THE SUB-SECTION TITLED “TRUSTEES AND OFFICERS” IN THE SECTION TITLED “MANAGEMENT” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 35 THROUGH 38 WITH THE FOLLOWING:

TRUSTEES AND OFFICERS

The following tables provide information about the Interested Trustee, Independent Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee and executive officer is provided below and includes each person’s name, address, age (as of the date of this SAI), present position(s) held with the Trust, principal occupations for the past five years and, in the case of a Trustee, the total compensation received for serving as a Trustee for the most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Huntington Strategy Shares, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for The Huntington Funds, another open-end investment company whose series are managed by the Advisor. Collectively, Huntington Strategy Shares and The Huntington Funds comprise the “Huntington Complex” which is comprised of 11 separate series.

As of August 6, 2014, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

Interested Trustee Background

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held

Joseph L. Rezabek Age: 46 TRUSTEE Began Serving: April 2015

Principal Occupation(s): President, Leader Promotions

Previous Position(s): Executive Vice President, Huntington National Bank (President, Huntington Asset Services, Inc., Huntington Asset Advisors, Inc., Huntington Investment Company, Inc. (March 2012 to April 2015); President, The Huntington Funds and Huntington Strategy Shares (February 2013 to April 2015); Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

Other Directorships Held: Board Member, The Huntington Funds.

Independent Trustees Background

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held

Thomas J. Westerfield* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001

Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present).

Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005).

Other Directorships Held: Board Member, The Huntington Funds.

Mark D. Shary Age: 55 TRUSTEE Began serving: June 2006

Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present).

Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002).

Other Directorships Held: Board Member, The Huntington Funds; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).

William H. Zimmer, III Age: 61 TRUSTEE Began Serving: December 2006

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present); Independent Consultant, WHZIII, LLC (January 2014 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).

Other Directorships Held: Board Member, The Huntington Funds.

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officers1

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)

Daniel Brewer Age: 46 PRESIDENT and CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: April 2015

Principal Occupation(s): Senior Vice President, Huntington Asset Services, Inc. (“HASI”) (March 2014 to present); President, The Huntington Funds (April 2015 to present).

Previous Position(s): Senior Vice President, Operations, BISYS Fund Services, (October 2002 to March 2014); Kemper Fund Services (February 1991 to September 2002).

Martin R. Dean Age: 51 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Bryan W. Ashmus Age: 42 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Fund Administration, HASI (September 2013 to present); Principal Financial Officer and Treasurer, Valued Advisers Trust (December 2013 to present); Treasurer, The Huntington Funds (November 2013 to present).

Previous Position(s): Vice President, Fund Administration, Citi Fund Services, Ohio, Inc. (May 2005 to September 2013).

Jay S. Fitton Age: 45 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, The Huntington Funds (October 2012 to present); Secretary, Capitol Series Trust (September 2013 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

Trustee Compensation

Trustee	Compensation from Huntington US Equity Rotation Strategy ETF	Compensation from Huntington US EcoLogical Strategy ETF	Total Compensation From Huntington Complex (past calendar year)
Joseph L. Rezabek	$0	$0	$0
Mark D. Shary	$903	$1,097	$65,000

[1]	Officers do not receive any compensation from the Trust.

Trustee	Compensation from Huntington US Equity Rotation Strategy ETF	Compensation from Huntington US EcoLogical Strategy ETF	Total Compensation From Huntington Complex (past calendar year)
Thomas J. Westerfield	$903	$1,097	$77,250
William H. Zimmer	$903	$1,097	$57,500

EFFECTIVE AS OF APRIL 17, 2015, PLEASE REPLACE THE SUB-SECTION TITLED “QUALIFICATIONS AND EXPERIENCE OF THE TRUSTEES” IN THE SECTION TITLED “MANAGEMENT” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 42 AND 43 WITH THE FOLLOWING:

QUALIFICATIONS AND EXPERIENCE OF THE TRUSTEES

The following provides an overview of the considerations that led the initial Trustee of the Trust to conclude that each individual serving as a Trustee of the Trust should so serve. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the initial Trustee considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s prior experience serving on the boards of public companies, including service as a Trustee for The Huntington Funds, an affiliate of the Trust, and other complex enterprises and organizations; (3) the individual’s ability to work effectively with the other members of the Board as evidenced by his service as a Trustee for The Huntington Funds; and (4) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth above (see “Interested Trustee Background” and “Independent Trustees Background,” above) and each individual’s experience as a Trustee for The Huntington Funds, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

Joseph L. Rezabek

Mr. Rezabek’s experience includes over 26 years of corporate executive and mutual fund industry experience, including service as president and chief operating officer of several mutual fund administrators. His previous experience managing mutual fund administration companies and serving as an officer in various capacities on mutual fund boards provide him with extensive knowledge of management, regulatory, business, financial reporting, and corporate governance issues. In addition, his previous experience serving as President of the Trust has given him an extensive understanding of the Trust’s operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting, and corporate governance issues. In addition, his multi-year service as an Independent Trustee of The Huntington Funds has given him a strong understanding of investment company operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his thirteen years of service as a Trustee of The Huntington Funds have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his seven years as an Independent Trustee of The Huntington Funds have given him a strong understanding of the Trust’s operations.

EFFECTIVE AS OF APRIL 17, 2015, PLEASE REPLACE THE SECTION TITLED “VOTING PROXIES OF FUND PORTFOLIO SECURITIES” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 63 THROUGH 65 WITH THE FOLLOWING:

VOTING PROXIES OF FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act , it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

Advisor’s Policies

As required pursuant to Rule 206(4)-6 of the Advisers Act, the Advisor will vote proxies associated with securities held by the Funds in the best interest of the shareholders of the Funds.

The Advisor employs an independent third party to: (i) provide voting recommendations and guidelines for all proxies for which the Advisor has authority to vote; (ii) cast a vote consistent with the recommendation of the independent third party; and (iii) maintain required proxy voting records.

The Advisor has adopted the independent third party proxy voting guidelines, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters, and the Advisor’s Proxy Review Committee (described below in this section) will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Advisor’s Proxy Review Committee to the Chief Compliance Officer of the Funds.

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. To alleviate any conflicts of interests, as detailed above in this section, the Advisor generally votes all proxies in accordance with the independent third party guidelines thereby removing any discretion on the part of the Advisor. In any instance where there is no recommendation on how to vote a proxy pursuant to the proxy voting guidelines, the general policy of the Advisor will be to vote any such proxies in accordance with the recommendations of management. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will follow the procedures as detailed below in this section.

All proxies will be voted in accordance with the proxy voting guidelines, subject to the limitations otherwise described in this section. The Advisor will not neglect its proxy voting responsibilities, but the Advisor may abstain from voting if it deems that abstaining is in the Funds’ best interest. (For example, the Advisor may be unable to vote securities that have been lent by the custodian, voting on international securities where personal appearance is required and not having sufficient information to vote the proxy). (See below in this section for information regarding procedures when the Advisor determines that for the Funds voting a specific proxy is inappropriate or impractical under the proxy voting guidelines.)

In accordance with Rule 204-2 of the Advisers Act, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund/client securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained by the proxy voting service provider, provided that the Advisor obtains an undertaking from the service provider to provide a copy of the documents promptly upon request.

The Advisor has established a Proxy Review Committee to monitor the recommendations made and votes cast to assure that such votes are consistent with, as applicable:

•	the Advisor’s fiduciary duty;

•	the best interest of the shareholders of the Funds;

•	the approved proxy voting guidelines; and

•	these Proxy Voting Policies and Procedures.

In addition, on an annual basis the Committee will review and approve the proxy voting guidelines for the Advisor.

In any instances where the Advisor is unable to vote a proxy on behalf of the Funds due to the fact that voting is inappropriate or impractical under the proxy voting guidelines or any possible conflict of interest of the Advisor is not adequately addressed by such guidelines, the Advisor will refer the vote on that proxy to the Special Voting Proxy Committee of the Funds (described below in this section). Any proxy referred to the Special Proxy Voting Committee of the Board of Trustees of the Funds will be voted by the Advisor in accordance with the instructions received by the Special Proxy Committee of the Funds.

The Board of Trustees of the Funds has established a Special Proxy Voting Committee to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Advisor. The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds, and will conduct its activities according to the Special Proxy Voting Committee Charter.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. With respect to those Funds that rely on Section 12(d)(1)(F), the Advisor will have no discretion in voting those proxies and the Advisor Proxy Review Committee Chairman (or his or her designee) will instruct the proxy voting service provider to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through the Huntington Strategy Shares’ website at www.huntingtonstrategyshares.com, by calling (855) HSS-ETFS or (855) 477-3837 or on the SEC’s website at www.sec.gov.